Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	BNY MELLON MUNICIPAL FUNDS, INC.
Entity Central Index Key	0000878092
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 28, 2021
Document Effective Date	May 28, 2021
Prospectus Date	Dec. 31, 2020
BNY Mellon High Yield Municipal Bond Fund | Class Z
Prospectus:
Trading Symbol	DHMBX
BNY Mellon High Yield Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	DHYAX
BNY Mellon High Yield Municipal Bond Fund | Class C
Prospectus:
Trading Symbol	DHYCX
BNY Mellon High Yield Municipal Bond Fund | Class I Shares
Prospectus:
Trading Symbol	DYBIX
BNY Mellon High Yield Municipal Bond Fund | Class Y
Prospectus:
Trading Symbol	DHYYX